OPERATING LEASES (Details) - USD ($)						12 Months Ended
	Jun. 01, 2017	Dec. 19, 2016	Jul. 01, 2015	Oct. 01, 2014	Sep. 01, 2014	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Leases
Term of lease	60 months	24 months		36 months
Additional option term			36 months	36 months
Future minimum operating lease payments						$ 1,334,061	$ 422,807	$ 580,668
Lease expense						308,037	459,394	262,765
Year 1
Leases
Future minimum operating lease payments						343,564	198,814	209,753
Year 2
Leases
Future minimum operating lease payments						320,999	110,303	179,718
Year 3
Leases
Future minimum operating lease payments						292,845	79,852	77,519
Year 4
Leases
Future minimum operating lease payments						265,873	$ 33,838	79,843
Year 5
Leases
Future minimum operating lease payments						$ 110,780		$ 33,835
Minneapolis
Leases
Term of lease			69 months		66 months